Financial risk management and fair value estimates (Details 1) - ARS ($)	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Trade and other payables	$ 3,557,000,000	$ 2,274,000,000
Liquidity Risk [Member]
Statement [Line Items]
Trade and other payables	4,834,000,000	5,073,000,000
Borrowings (excluding finance leases liabilities)	74,734	101,887
Finance leases obligations	2,462	3,488
Derivative Financial Instruments	16	94
Total obligations	82,046,000,000	110,542,000,000
Liquidity Risk [Member] | Less Than 1 year [Member]
Statement [Line Items]
Trade and other payables	4,625	4,900
Borrowings (excluding finance leases liabilities)	61,682	25,268
Finance leases obligations	87	153
Derivative Financial Instruments	16	79
Total obligations	66,410,000,000	30,400,000,000
Liquidity Risk [Member] | Between 1 And 2 Years [Member]
Statement [Line Items]
Trade and other payables	103	171
Borrowings (excluding finance leases liabilities)	10,470	66,631
Finance leases obligations	88	143
Derivative Financial Instruments	0	15
Total obligations	10,661,000,000	66,960,000,000
Liquidity Risk [Member] | Between 2 and 3 years [Member]
Statement [Line Items]
Trade and other payables	40	2
Borrowings (excluding finance leases liabilities)	2,150	9,338
Finance leases obligations	93	146
Derivative Financial Instruments	0	0
Total obligations	2,283,000,000	9,486,000,000
Liquidity Risk [Member] | Between 3 and 4 years [Member]
Statement [Line Items]
Trade and other payables	26	0
Borrowings (excluding finance leases liabilities)	115	346
Finance leases obligations	99	148
Derivative Financial Instruments	0	0
Total obligations	240,000,000	494,000,000
Liquidity Risk [Member] | More Than 4 Years [Member]
Statement [Line Items]
Trade and other payables	40	0
Borrowings (excluding finance leases liabilities)	317	304
Finance leases obligations	2,095	2,898
Derivative Financial Instruments	0	0
Total obligations	$ 2,452,000,000	$ 3,202,000,000